SHAREHOLDERS' EQUITY (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2022 shares	Apr. 30, 2019 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jan. 03, 2022 shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Warrant to purchase purchase ordinary shares								26,667
Ordinary shares, par value | ₪ / shares						₪ 0.015	₪ 0.015
Granted			2,008,531
Number of unvested options			1,249,470
Unrecognized compensation cost | $			$ 2,500
Weighted-average period			8 months 12 days
Intrinsic value of options exercised | $			$ 14,222	$ 7,705
RSU's [Member]
Class of Stock [Line Items]
Granted	1,719,300
Unrecognized compensation cost | $			$ 15,100
Weighted-average period			1 year 1 month 6 days
2019 Stock Option Plan [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ₪ / shares						₪ 0.015
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member]
Class of Stock [Line Items]
Vesting period			4 years
Stock option granted			813,515
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares available for future issuance			1,038,499
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares available for future issuance					1,892,556
IPO [Member]
Class of Stock [Line Items]
Shares sold under initial public offering		8,855,000
Options granted to underwriters		1,155,000
Redeemable Preferred shares converted		16,416,749
Type of stock converted			redeemable convertible preferred shares
Warrant to purchase purchase ordinary shares		26,667
Exercised of issuance ordinary shares		18,472